Other notes - Financial risk management, schedule of cash flow hedges risk (Details) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase by 0.50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in the interest expense	€ 651	€ 1,013	€ (633)
Increase (decrease) in income before taxes	(651)	(1,013)	633
Increase (decrease) in equity (Cash flow hedge reserve)	4,429	181	281
Increase (decrease) in total comprehensive income before taxes	3,778	(832)	914
Decrease by 0.50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in the interest expense	(94)	(622)	525
Increase (decrease) in income before taxes	94	622	(525)
Increase (decrease) in equity (Cash flow hedge reserve)	(2,821)	0	0
Increase (decrease) in total comprehensive income before taxes	€ (2,727)	€ 622	€ (525)